CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues		¥ 26,855,119	¥ 20,988,131	¥ 5,844,321
Cost of sales
Total cost of sales		(23,766,728)	(18,365,576)	(5,578,332)
Gross profit		3,088,391	2,622,555	265,989
Operating expenses
Research and development expenses	[1]	(5,214,836)	(4,114,267)	(1,725,906)
Selling, general and administrative expenses	[1]	(6,688,246)	(5,305,433)	(2,920,649)
Total operating expenses	[1]	(11,903,082)	(9,419,700)	(4,646,555)
Other income, net		109,168	217,740	86,830
Loss from operations		(8,705,523)	(6,579,405)	(4,293,736)
Interest income		1,058,771	743,034	133,036
Interest expenses		(132,192)	(55,336)	(22,451)
Fair value gain on derivative assets or derivative liabilities		59,357	79,262	1,362,025
Fair value gain on long-term investments		25,062	591,506	0
Exchange gain (loss) from foreign currency transactions		(1,460,151)	313,580	81,181
Other non-operating income, net		36,318	70,253	9,183
Loss before income tax expenses and share of results of equity method investees		(9,118,358)	(4,837,106)	(2,730,762)
Income tax expenses		(24,731)	(25,990)	(1,223)
Share of results of equity method investees		4,117	0	0
Net loss		(9,138,972)	(4,863,096)	(2,731,985)
Accretion on Preferred Shares to redemption value		0	0	(2,157,744)
Net loss attributable to ordinary shareholders of XPeng Inc.		(9,138,972)	(4,863,096)	(4,889,729)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax		3,192,573	(918,168)	(724,433)
Total comprehensive loss attributable to XPeng Inc.		(5,946,399)	(5,781,264)	(3,456,418)
Accretion on Preferred Shares to redemption value		0	0	(2,157,744)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,946,399)	¥ (5,781,264)	¥ (5,614,162)
Weighted average number of ordinary shares, Basic		1,712,533,564	1,642,906,400	754,270,914
Weighted average number of ordinary shares, Diluted		1,712,533,564	1,642,906,400	754,270,914
Net loss per ordinary share, Basic		¥ (5.34)	¥ (2.96)	¥ (6.48)
Net loss per ordinary share, Diluted		¥ (5.34)	¥ (2.96)	¥ (6.48)
Vehicle [Member]
Revenues
Total revenues		¥ 24,839,637	¥ 20,041,955	¥ 5,546,754
Cost of sales
Total cost of sales		(22,493,122)	(17,733,036)	(5,350,479)
Services and others [Member]
Revenues
Total revenues		2,015,482	946,176	297,567
Cost of sales
Total cost of sales		¥ (1,273,606)	¥ (632,540)	¥ (227,853)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows: